Asset Retirement Obligation - Asset Retirement Obligation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Asset Retirement Obligation Disclosure [Abstract]
Asset retirement obligation at beginning of year	$ 2,952	$ 3,222
Liabilities incurred	68	171
Liabilities divested	(490)	(471)
Liabilities settled	(90)	(146)
Accretion expense	158	181
Revisions in estimated liabilities		128
Liabilities held for sale	0	(133)
Asset retirement obligation at end of year	2,598	2,952
Less current portion	(36)	(37)
Asset retirement obligation, long-term	$ 2,562	$ 2,915